Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Assets [Abstract]
Restricted cash	$ 306	$ 300
Long Term Deposit	8	8
Long-term prepaid expenses	92	179
Right-of-Use assets, net	870	1,041
Total	$ 1,276	$ 1,528